Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Delaware Group Adviser Funds
Entity Central Index Key	0000910682
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
C000010956 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Diversified Income Fund(formerly, Macquarie Diversified Income Fund)
Class Name	Class A
Trading Symbol	DPDFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Nomura Diversified Income Fund (Fund) for the period of November 1, 2025, to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$33	0.67%
^	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.67%	[1]
Net Assets	$ 2,298,859,668
Holdings Count | Holding	753	[2]
Advisory Fees Paid, Amount	$ 3,051,309
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of April 30, 2026)
Fund net assets	$2,298,859,668
Total number of portfolio holdings*	753
Total advisory fees paid (during reporting period)	$3,051,309
Portfolio turnover rate	69%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of April 30, 2026)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Corporate Bonds	38.92%
Agency Mortgage-Backed Securities	26.33%
Non-Agency Commercial Mortgage-Backed Securities	9.06%
US Treasury Obligations	5.91%
Non-Agency Collateralized Mortgage Obligations	4.22%
Non-Agency Asset-Backed Securities	4.19%
Collateralized Loan Obligations	3.18%
Sovereign Bonds	1.72%
Loan Agreements	1.35%
Government Agency Obligations	1.28%

C000010958 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Diversified Income Fund(formerly, Macquarie Diversified Income Fund)
Class Name	Class C
Trading Symbol	DPCFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Nomura Diversified Income Fund (Fund) for the period of November 1, 2025, to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$70	1.42%
^	Annualized.

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.42%	[3]
Net Assets	$ 2,298,859,668
Holdings Count | Holding	753	[4]
Advisory Fees Paid, Amount	$ 3,051,309
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of April 30, 2026)
Fund net assets	$2,298,859,668
Total number of portfolio holdings*	753
Total advisory fees paid (during reporting period)	$3,051,309
Portfolio turnover rate	69%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of April 30, 2026)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Corporate Bonds	38.92%
Agency Mortgage-Backed Securities	26.33%
Non-Agency Commercial Mortgage-Backed Securities	9.06%
US Treasury Obligations	5.91%
Non-Agency Collateralized Mortgage Obligations	4.22%
Non-Agency Asset-Backed Securities	4.19%
Collateralized Loan Obligations	3.18%
Sovereign Bonds	1.72%
Loan Agreements	1.35%
Government Agency Obligations	1.28%

C000171464 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Diversified Income Fund(formerly, Macquarie Diversified Income Fund)
Class Name	Class R6
Trading Symbol	DPZRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Nomura Diversified Income Fund (Fund) for the period of November 1, 2025, to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$16	0.33%
^	Annualized.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.33%	[5]
Net Assets	$ 2,298,859,668
Holdings Count | Holding	753	[6]
Advisory Fees Paid, Amount	$ 3,051,309
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of April 30, 2026)
Fund net assets	$2,298,859,668
Total number of portfolio holdings*	753
Total advisory fees paid (during reporting period)	$3,051,309
Portfolio turnover rate	69%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of April 30, 2026)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Corporate Bonds	38.92%
Agency Mortgage-Backed Securities	26.33%
Non-Agency Commercial Mortgage-Backed Securities	9.06%
US Treasury Obligations	5.91%
Non-Agency Collateralized Mortgage Obligations	4.22%
Non-Agency Asset-Backed Securities	4.19%
Collateralized Loan Obligations	3.18%
Sovereign Bonds	1.72%
Loan Agreements	1.35%
Government Agency Obligations	1.28%

C000010960 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Diversified Income Fund(formerly, Macquarie Diversified Income Fund)
Class Name	Institutional Class
Trading Symbol	DPFFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Nomura Diversified Income Fund (Fund) for the period of November 1, 2025, to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Institutional Class	$21	0.42%
^	Annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%	[7]
Net Assets	$ 2,298,859,668
Holdings Count | Holding	753	[8]
Advisory Fees Paid, Amount	$ 3,051,309
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of April 30, 2026)
Fund net assets	$2,298,859,668
Total number of portfolio holdings*	753
Total advisory fees paid (during reporting period)	$3,051,309
Portfolio turnover rate	69%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of April 30, 2026)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Corporate Bonds	38.92%
Agency Mortgage-Backed Securities	26.33%
Non-Agency Commercial Mortgage-Backed Securities	9.06%
US Treasury Obligations	5.91%
Non-Agency Collateralized Mortgage Obligations	4.22%
Non-Agency Asset-Backed Securities	4.19%
Collateralized Loan Obligations	3.18%
Sovereign Bonds	1.72%
Loan Agreements	1.35%
Government Agency Obligations	1.28%

C000010959 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Diversified Income Fund(formerly, Macquarie Diversified Income Fund)
Class Name	Class R
Trading Symbol	DPRFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Nomura Diversified Income Fund (Fund) for the period of November 1, 2025, to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R	$46	0.92%
^	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.92%	[9]
Net Assets	$ 2,298,859,668
Holdings Count | Holding	753	[10]
Advisory Fees Paid, Amount	$ 3,051,309
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of April 30, 2026)
Fund net assets	$2,298,859,668
Total number of portfolio holdings*	753
Total advisory fees paid (during reporting period)	$3,051,309
Portfolio turnover rate	69%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of April 30, 2026)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Corporate Bonds	38.92%
Agency Mortgage-Backed Securities	26.33%
Non-Agency Commercial Mortgage-Backed Securities	9.06%
US Treasury Obligations	5.91%
Non-Agency Collateralized Mortgage Obligations	4.22%
Non-Agency Asset-Backed Securities	4.19%
Collateralized Loan Obligations	3.18%
Sovereign Bonds	1.72%
Loan Agreements	1.35%
Government Agency Obligations	1.28%

[1]	Annualized.
[2]	Excludes cash and cash equivalents.
[3]	Annualized.
[4]	Excludes cash and cash equivalents.
[5]	Annualized.
[6]	Excludes cash and cash equivalents.
[7]	Annualized.
[8]	Excludes cash and cash equivalents.
[9]	Annualized.
[10]	Excludes cash and cash equivalents.